Investments (Tables)	12 Months Ended
May 31, 2013
Investments, Debt and Equity Securities [Abstract]
Schedule of Investment Securities
At May 31, 2013, the Company’s investment securities were classified as follows:

		Unrealized
(in millions)	Amortized Cost	Gains	Losses	Fair Value
Available-for-sale:
Equity securities	$0.2	$0.2	$—	$0.4
Time deposit	15.9	0.1	—	16.0
Greek bonds	1.1	4.5	—	5.6
Total available-for-sale investments	$17.2	$4.8	$—	$22.0

		Realized
(in millions)	Amortized Cost	Gains	Losses	Fair Value
Trading:
Equity securities	$0.8	$0.2	$—	$1.0
Total trading investments	$0.8	$0.2	$—	$1.0

At May 31, 2012, the Company’s investment securities were classified as follows:

		Unrealized
(in millions)	Amortized Cost	Gains	Losses	Fair Value
Available-for-sale:
Equity securities	$0.4	$—	$(0.2)	$0.2
Time deposit	9.5	—	—	9.5
Greek bonds	6.3	—	—	6.3
Total available-for-sale investments	$16.2	$—	$(0.2)	$16.0

		Realized
(in millions)	Amortized Cost	Gains	Losses	Fair Value
Trading:
Equity securities	$0.4	$—	$—	$0.4
Total trading investments	$0.4	$—	$—	$0.4

Investment Income on Available-for-Sale Securities
Investment income on available-for-sale securities (included in other (income) expense) consists of the following:

(in millions)	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2011
Interest income	$0.1	$0.4	$0.6
Dividend income	0.2	0.2	0.1
Net realized gains	0.2	2.0	2.6
Total investment income	$0.5	$2.6	$3.3